Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series B Convertible Preferred Stock [Member]
Recorded value of Series C Preferred Shares at September 30, 2015	$ 76,095	$ 76,095
Series C Convertible Preferred Stock [Member]
Recorded value of Series C Preferred Shares at September 30, 2015	983,941
Cash and cash equivalents	$ 1,821,037	$ 1,101,651	$ 862,191	$ 2,513,861	$ 1,035,925	$ 1,167,980
Grant funds receivable		79,341		140,909
Prepaid expenses and other current assets	$ 75,276	44,503		43,569
Total current assets	1,896,313	1,225,495		2,698,339
Property and equipment, net	90,842	96,693		120,227
Deposits	11,010	11,010		11,010
Total assets	1,998,165	1,333,198		2,839,576
Accounts payable	42,492	55,616		155,943
Accrued expenses	5,000	52,490		96,406
Amounts payable to a related party (Note 11)	70,729	78,917		60,000
Total current liabilities	$ 118,221	$ 187,023		$ 312,349
Commitments (Note 6)
Recorded value of Series C Preferred Shares at September 30, 2015		$ 76,095		$ 1,255,569
Common stock, $.001 par value: Authorized shares – 150,000,000 and 75,000,000 at September 30, 2015 and December 31, 2014, respectively, Issued and outstanding shares – 31,950,813 at September 30, 2015 and December 31, 2014	$ 31,951	31,951		23,765
Additional paid-in capital	32,570,153	30,823,769		28,239,392
Accumulated deficit	(31,782,196)	(29,785,640)		(27,052,085)
Total stockholders’ equity	1,879,944	1,146,175		2,527,227	$ 1,150,935	$ 703,607
Total liabilities and stockholders’ equity	$ 1,998,165	$ 1,333,198		$ 2,839,576